INCOME AND SOCIAL CONTRIBUTION TAXES - Projections (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (3,452,628)	R$ (4,050,296)	R$ (4,275,899)
Not Later Than One Year [Member]
DEFERRED TAXES AND TAXES RECOVERABLE
Total	2,501,398
Later Than One Year And Not Later Than Two Years [Member]
DEFERRED TAXES AND TAXES RECOVERABLE
Total	526,633
Later Than Two Years And Not Later Than Three Years [Member]
DEFERRED TAXES AND TAXES RECOVERABLE
Total	554,113
Later Than Three Years And Not Later Than Four Years [Member]
DEFERRED TAXES AND TAXES RECOVERABLE
Total	416,615
Later Than Four Years And Not Later Than Five Years [Member]
DEFERRED TAXES AND TAXES RECOVERABLE
Total	359,894
Later Than Five Years [Member]
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (7,811,281)